Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 198,677	$ 47,366	$ 4,890
Accounts receivable	110,763	1,044,999	876,729
Prepaid expenses and other current assets	124,681	39,053	65,939
Total current assets	434,121	1,131,418	947,558
Property and equipment, net	97,772	84,223	76,650
Intangible assets, net	164,091	198,126	176,557
Deposits and other assets	22,132	17,941	15,153
Total Assets	718,116	1,431,708	1,215,918
Current Liabilities:
Accounts payable	1,327,391	868,895	787,697
Accounts payable - related parties	385,874	282,237	40,000
Due to factor	341,060	946,790	746,888
Accrued expenses	983,493	589,765	219,040
Accrued interest	7,023	368,950	19,582
Accrued interest - related parties		368,950	20,790
Current portion of notes payable			200,000
Notes payable, net of debt discount - related parties	50,000	2,764,741	354,758
Derivative liabilities - related parties		1,645,852	1,328,784
Current portion of capital lease obligations	6,255	7,074	6,483
Deferred revenues	548,425	903,158	700,536
Other current liabilities	21,991	22,005	14,547
Total current liabilities	3,671,512	8,399,467	4,439,105
Notes payable, non-current portion		100,000	100,000
Capital lease obligations, non-current portion		4,420	11,495
Total Liabilities	3,671,512	8,503,887	4,550,600
Commitments and Contingencies
Stockholders' Deficiency:
Preferred stock
Common stock	8,255	3,885
Additional paid-in capital	26,461,941	18,117,348
Note receivable - stockholder		(187,717)	(187,717)
Accumulated deficit	(29,423,592)	(25,005,695)	(20,916,037)
Total Stockholders' Deficiency	(2,953,396)	(7,072,179)	(3,334,682)
Total Liabilities and Stockholders' Deficiency	718,116	1,431,708	1,215,918
Scenario, Previously Reported
Stockholders' Deficiency:
Common stock		30,676	30,625
Additional paid-in capital		18,090,557	17,738,447
Total Stockholders' Deficiency		$ (7,072,179)